Stockholders' Equity (Details Textual) $ / shares in Units, $ in Thousands		1 Months Ended			6 Months Ended
		May 31, 2016 USD ($) $ / shares shares	Feb. 29, 2016 $ / shares ₪ / shares shares	Jan. 31, 2016 $ / shares ₪ / shares shares	Jun. 30, 2016 USD ($) shares	Jun. 30, 2016 ₪ / shares	May 31, 2016 ₪ / shares	Dec. 31, 2015 ₪ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, New Issues | $	[1]				$ 11
Common Stock, Par or Stated Value Per Share | ₪ / shares						₪ 0.01		₪ 0.01
At-The-Market Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Amount Of Shares To Be Issued | $		$ 16,000
Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		14,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		2 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares		$ 5.04
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years
Common Stock, Par or Stated Value Per Share | ₪ / shares							₪ 0.01
Employees And Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				242,500
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				4 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares				$ 7.61
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				10 years
Common Stock, Par or Stated Value Per Share | ₪ / shares				$ 0.01
Employees And Consultants [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period				41,250
Officers and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			470,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			4 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares			$ 5.94
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years
Common Stock, Par or Stated Value Per Share | ₪ / shares			$ 0.01
Officers and Directors [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period			37,500
Cantor Fitzgerald [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Sales Commission		3.00%
Reimbursement Revenue | $		$ 50
Ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues	[1]				2,300
Stock Issued During Period, Value, New Issues | $	[1]				$ 0

[1]	See note 3.4